Debt (Summary of indebtedness) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) aircraft engine	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 29,528,230
Fair value adjustments	$ 96,000
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	267
Commitment	$ 36,103,085
Undrawn amounts	6,574,855
Debt issuance costs, debt discounts and debt premium	(138,135)	$ (160,616)
Debt	29,486,131	29,507,587
AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Debt	29,486,000	29,508,000
Unsecured
Debt Instrument [Line Items]
Commitment	22,374,000
Undrawn amounts	4,950,000
Amount outstanding	17,523,093	17,187,314
Unsecured | ILFC Legacy Notes
Debt Instrument [Line Items]
Commitment	2,900,000
Undrawn amounts	0
Amount outstanding	$ 2,900,000	4,900,000
Weighted average interest rate	7.09%
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	$ 12,500,000
Undrawn amounts	0
Amount outstanding	$ 12,500,000	10,749,864
Weighted average interest rate	4.13%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	950,000
Amount outstanding	$ 0	200,000
Weighted average interest rate	0.00%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 2,024,000
Undrawn amounts	0
Amount outstanding	$ 2,024,000	1,160,000
Weighted average interest rate	3.28%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 99,093	177,450
Secured
Debt Instrument [Line Items]
Commitment	11,431,564
Undrawn amounts	1,624,855
Amount outstanding	$ 9,803,874	10,932,880
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	18
Commitment	$ 565,312
Undrawn amounts	0
Amount outstanding	$ 565,312	849,372
Weighted average interest rate	2.43%
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	191
Commitment	$ 7,303,496
Undrawn amounts	0
Amount outstanding	$ 7,303,496	7,533,028
Weighted average interest rate	3.62%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	16
Commitment	$ 2,500,000
Undrawn amounts	1,624,855
Amount outstanding	$ 875,145	919,484
Weighted average interest rate	3.72%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (number of aircraft) | aircraft	42
Commitment	$ 1,062,756
Undrawn amounts	0
Amount outstanding	$ 1,062,756	1,633,099
Weighted average interest rate	4.06%
Number of engines pledged as collateral | engine	74
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (2,835)	(2,103)
Secured | Secured Portfolio Loan
Debt Instrument [Line Items]
Debt	370,600
Subordinated
Debt Instrument [Line Items]
Commitment	2,297,521
Undrawn amounts	0
Amount outstanding	2,297,299	1,548,009
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	1,500,000
Weighted average interest rate	5.18%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 47,521
Undrawn amounts	0
Amount outstanding	$ 47,521	48,234
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (222)	$ (225)
Other Secured Debt Limited Recourse In Nature | Other secured debt
Debt Instrument [Line Items]
Debt	$ 104,000